Offsets - Offset: 1	Nov. 26, 2025 USD ($)
Offset Payment:
Offset Claimed	true
Registrant or Filer Name	Lightbridge Corporation
Form or Filing Type	S-3
Fee Offset Claimed	$ 2,067
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 13,504,336
Fee Paid with Fee Offset Source	$ 22,965
Offset Note
(1)

The registrant previously registered $150,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to the Registration Statement on Form S-3 (SEC File No. 333-287563) filed on May 23, 2025 (the “Prior Registration Statement”). The registrant paid an aggregate registration fee of $22,965 in connection with the filing of the Prior Registration Statement. The registrant sold an aggregate of $136,495,663.11 of such securities under the Prior Registration Statement, leaving the balance of $13,504,336.89 unsold and unissued (the “Unsold Securities”). The unused registration fees represented by the Unsold Securities total $2,067.51. The registrant has terminated or completed all offerings of the Unsold Securities under the Prior Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the $20,715 registration fee associated with this registration statement is being partially offset by the $2,067.51 in fees that remain available under the Prior Registration Statement. As a result, the Unsold Securities are deemed deregistered upon the filing of this registration statement.